Interest in Other Entities (Details) - Schedule of summarized balance sheet - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
ScoutCam Inc. [Member]
Currents assets
Cash and cash equivalents		$ 21,775	$ 3,373
Other current assets		1,062	656
Total current assets		22,837	4,029
Non-current assets		2,711	1,866
Total assets		25,548	5,895
Non-current liabilities
Total current liabilities		1,150	772
Total non-current liabilities		1,916	1,159
Total liabilities		3,066	1,931
Net assets		22,482	3,964
Eventer Technologies Ltd. [Member]
Currents assets
Total current assets	[1]	4,165	1,335
Current liabilities	[1]	3,823	1,078
Current net assets	[1]	342	257
Non-current liabilities	[1]	0	0
Non-current net assets	[1]	1,414	5
Non-current assets	[1]	1,414	5
Non-current liabilities
Net assets	[1]	1,756	262
Accumulated non-controlling interests	[1]	1,135	178
Jeff’s Brands Ltd [Member]
Currents assets
Total current assets	[1]	1,631
Current liabilities	[1]	1,149
Current net assets	[1]	482
Non-current liabilities	[1]	4,303
Non-current net assets	[1]	1,139
Non-current assets	[1]	5,442
Non-current liabilities
Net assets	[1]	1,621
Accumulated non-controlling interests	[1]	1,076
Gix Internet Ltd [Member]
Currents assets
Cash and cash equivalents	[1]	3,763	3,965
Other current assets	[1]	6,966	7,550
Total current assets	[1]	10,729	11,515
Non-current assets	[1]	7,286	7,405
Total assets	[1]	18,015	18,920
Current liabilities
Financial liabilities (excluding trade payables)	[1]	2,271	1,307
Other current liabilities	[1]	6,236	7,441
Non-current liabilities
Financial liabilities (excluding lease liability)	[1]	215	381
Lease liability	[1]	545
Other non-current liabilities	[1]	664	2,484
Total current liabilities	[1]	8,507	8,748
Total non-current liabilities	[1]	1,424	2,865
Total liabilities	[1]	9,931	11,613
Equity attributable to Gix shareholders	[1]	5,343	2,994
Non-controlling interests	[1]	2,741	4,312
Net assets	[1]	$ 8,084	$ 7,307

[1]	translated at the closing rate at the date of that balance sheet.